DEFICIT - Disclosure of changes in issued and outstanding share capital (Details)	6 Months Ended
Jun. 30, 2026 shares
Disclosure of classes of share capital [abstract]
Beginning Balance	5,894,812
Common shares issued upon convertible notes converted	8,225,907
Common shares issued upon warrants exercised	2,181,931
Ending Balance	16,302,650